Guarantees and product warranty (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees at December 31 are as follows:

(Millions of dollars)	2015	2014
Caterpillar dealer performance guarantees	$216	$209
Customer loan guarantees	47	49
Supplier consortium performance guarantee	286	321
Third party logistics business lease guarantees	107	129
Other guarantees	25	32
Total guarantees	$681	$740

Product warranty

(Millions of dollars)	2015	2014
Warranty liability, January 1	$1,426	$1,367
Reduction in liability (payments)	(874)	(1,071)
Increase in liability (new warranties)	802	1,130	[1]
Warranty liability, December 31	$1,354	$1,426

[1] The increase in liability includes approximately $170 million for changes in estimates for pre-existing warranties due to higher than expected actual warranty claim experience.